Quarterly Report
November 30, 2022
MFS®  Mid Cap Growth Fund
OTC-Q1

Portfolio of Investments
11/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace & Defense – 1.4%
Howmet Aerospace, Inc.	4,836,822	$182,203,085
Automotive – 2.6%
Copart, Inc. (a)	2,925,176	$194,699,714
LKQ Corp.	2,743,323	149,044,739
		$343,744,453
Brokerage & Asset Managers – 2.2%
NASDAQ, Inc.	4,218,615	$288,806,383
Business Services – 12.7%
Clarivate PLC (a)	4,901,118	$47,981,945
CoStar Group, Inc. (a)	2,928,207	237,301,895
Endava PLC, ADR (a)	274,230	21,036,183
Equifax, Inc.	947,511	187,010,246
Factset Research Systems, Inc.	235,580	108,670,698
Morningstar, Inc.	419,498	102,831,545
MSCI, Inc.	786,225	399,268,642
Thoughtworks Holding, Inc. (a)	1,629,960	14,865,235
TransUnion	1,596,657	100,717,124
Tyler Technologies, Inc. (a)	486,338	166,687,486
Verisk Analytics, Inc., “A”	1,648,092	302,770,982
		$1,689,141,981
Computer Software – 11.1%
Autodesk, Inc. (a)	454,297	$91,745,279
Black Knight, Inc. (a)	2,751,842	170,586,686
Bumble, Inc., “A” (a)	1,516,621	36,944,888
Cadence Design Systems, Inc. (a)	2,507,467	431,384,623
CCC Intelligent Holdings, Inc. (a)(l)	3,130,275	28,798,530
CCC Intelligent Holdings, Inc. (PIPE) (a)	452,972	4,167,342
Dun & Bradstreet Holdings, Inc.	7,509,809	101,082,029
NICE Systems Ltd., ADR (a)	1,057,002	205,238,078
Paylocity Holding Corp. (a)	846,464	184,385,253
Synopsys, Inc. (a)	641,048	217,661,438
Topicus.Com, Inc. (a)	224,909	12,506,555
		$1,484,500,701
Computer Software - Systems – 2.5%
Constellation Software, Inc.	119,671	$192,921,947
ServiceNow, Inc. (a)	335,597	139,709,031
		$332,630,978
Construction – 3.6%
AZEK Co., Inc. (a)	3,131,534	$60,563,867
Pool Corp.	417,746	137,609,710
Vulcan Materials Co.	1,520,821	278,812,114
		$476,985,691
Consumer Products – 0.9%
Church & Dwight Co., Inc.	1,532,052	$125,429,097
Consumer Services – 1.2%
Bright Horizons Family Solutions, Inc. (a)	2,241,710	$166,334,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.4%
Ball Corp.	942,233	$52,840,427
Electrical Equipment – 3.4%
AMETEK, Inc.	2,374,989	$338,245,933
Littlefuse, Inc.	450,137	110,958,771
		$449,204,704
Electronics – 4.0%
ASM International N.V.	416,512	$116,913,581
Entegris, Inc.	1,322,156	102,189,437
Monolithic Power Systems, Inc.	832,047	317,808,672
		$536,911,690
Energy - Independent – 2.6%
Chesapeake Energy Corp.	1,116,797	$115,588,490
Diamondback Energy, Inc.	800,498	118,489,714
Hess Corp.	823,996	118,581,264
		$352,659,468
Energy - Renewables – 1.0%
Enphase Energy, Inc. (a)	421,196	$135,031,226
Gaming & Lodging – 2.1%
Hyatt Hotels Corp. (a)	1,560,883	$156,587,783
Red Rock Resorts, Inc.	2,646,106	119,233,536
		$275,821,319
General Merchandise – 0.8%
Five Below, Inc. (a)	650,502	$104,639,752
Insurance – 3.1%
Arthur J. Gallagher & Co.	2,049,390	$408,054,043
Internet – 2.6%
Gartner, Inc. (a)	671,410	$235,241,921
Match Group, Inc. (a)	2,152,971	108,854,214
		$344,096,135
Leisure & Toys – 1.7%
Electronic Arts, Inc.	457,479	$59,829,104
Take-Two Interactive Software, Inc. (a)	1,532,032	161,920,462
		$221,749,566
Machinery & Tools – 2.5%
IDEX Corp.	1,004,464	$238,550,156
Wabtec Corp.	987,059	99,781,794
		$338,331,950
Medical & Health Technology & Services – 4.4%
Charles River Laboratories International, Inc. (a)	140,398	$32,090,771
Guardant Health, Inc. (a)	456,108	23,872,693
Henry Schein, Inc. (a)	1,489,916	120,564,003
ICON PLC (a)	1,141,554	245,936,394
IDEXX Laboratories, Inc. (a)	243,989	103,907,595
Veeva Systems, Inc. (a)	291,920	55,569,891
		$581,941,347

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 12.5%
Agilent Technologies, Inc.	1,713,918	$265,623,011
Align Technology, Inc. (a)	251,257	49,412,201
Bio-Techne Corp.	870,912	74,018,811
Bruker BioSciences Corp.	2,170,348	146,303,159
Envista Holdings Corp. (a)	5,297,095	180,736,881
Maravai Lifesciences Holdings, Inc., “A” (a)	3,239,032	48,196,796
Mettler-Toledo International, Inc. (a)	81,286	119,454,654
PerkinElmer, Inc.	1,912,882	267,287,002
Repligen Corp. (a)	210,332	37,615,775
STERIS PLC	1,535,705	285,241,847
Waters Corp. (a)	434,593	150,629,934
West Pharmaceutical Services, Inc.	187,836	44,077,596
		$1,668,597,667
Other Banks & Diversified Financials – 0.2%
S&P Global, Inc.	68,489	$24,162,919
Pharmaceuticals – 1.8%
Alnylam Pharmaceuticals, Inc. (a)	479,211	$105,709,154
Ascendis Pharma, ADR (a)	1,092,061	134,389,027
		$240,098,181
Pollution Control – 1.7%
Waste Connections, Inc.	1,613,811	$233,195,689
Printing & Publishing – 2.4%
Warner Music Group Corp.	2,043,334	$70,025,056
Wolters Kluwer N.V.	2,239,643	247,380,853
		$317,405,909
Railroad & Shipping – 0.2%
Canadian Pacific Railway Ltd.	290,201	$23,770,364
Real Estate – 1.6%
Extra Space Storage, Inc., REIT	1,358,488	$218,295,437
Restaurants – 2.1%
Chipotle Mexican Grill, Inc., “A” (a)	111,441	$181,310,049
Domino's Pizza, Inc.	265,754	103,306,553
		$284,616,602
Specialty Stores – 7.3%
Burlington Stores, Inc. (a)	383,595	$75,061,870
Lululemon Athletica, Inc. (a)	495,204	188,331,033
O'Reilly Automotive, Inc. (a)	350,661	303,160,461
Tractor Supply Co.	735,632	166,480,878
Ulta Beauty, Inc. (a)	508,760	236,491,998
		$969,526,240
Telecommunications - Wireless – 1.3%
SBA Communications Corp., REIT	575,964	$172,386,025
Total Common Stocks		$13,043,113,911

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.0%
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 3.67% (v)	268,685,324	$268,685,324

Other Assets, Less Liabilities – 0.1%		7,707,346
Net Assets – 100.0%		$13,319,506,581
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $268,685,324 and $13,043,113,911, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,851,594,292	$4,167,342	$—	$11,855,761,634
Canada	462,394,555	—	—	462,394,555
Netherlands	—	364,294,434	—	364,294,434
Israel	205,238,078	—	—	205,238,078
Denmark	134,389,027	—	—	134,389,027
United Kingdom	21,036,183	—	—	21,036,183
Mutual Funds	268,685,324	—	—	268,685,324
Total	$12,943,337,459	$368,461,776	$—	$13,311,799,235
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At November 30, 2022, the value of securities loaned was $184,000. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $182,717.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$457,382,967	$267,404,916	$456,100,078	$(8,678)	$6,197	$268,685,324
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,680,152	$—
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.